Accumulated Other Comprehensive Loss (“AOCL”) - Components of Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Before Tax Amount
Other Comprehensive Income (Loss), before Tax, Portion Attributable to Parent	$ 21,197	$ (14,628)	$ (16,230)	$ 8,769	$ (1,930)
Tax Effect
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	5,182	(4,021)	(4,199)	4,207	(685)
Net of Tax Amount
Reclassification adjustment for net (gains) losses included in net income, Net of Tax Amount	(252)	90	571	833	(1,004)
Other comprehensive (loss) income	16,015	(10,607)	(12,031)	4,562	(1,245)
Unrealized losses on available for sale securities:
Before Tax Amount
Change in fair value arising during the period, Before Tax Amount	21,545	(20,850)	(20,730)	6,875	(5,952)
Reclassification adjustment for net (gains) losses included in net income, Before Tax Amount	(4)	0	999	1,601	(1,556)
Other Comprehensive Income (Loss), before Tax, Portion Attributable to Parent	21,541	(20,850)	(19,731)
Tax Effect
Change in fair value arising during the period, Tax Effect	(5,267)	5,873	5,465	(3,298)	2,113
Reclassification adjustment for net (gains) losses included in net income, Tax Effect	1	0	(244)	(768)	552
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	5,266	(5,873)	(5,221)
Net of Tax Amount
Change in fair value arising during the period, Net of Tax Amount	16,278	(14,977)	(15,265)	3,577	(3,839)
Reclassification adjustment for net (gains) losses included in net income, Net of Tax Amount	(3)	0	755	833	(1,004)
Other comprehensive (loss) income	16,275	(14,977)	(14,510)
Unrealized gains on interest rate swaps designated as cash flow hedges:
Before Tax Amount
Change in fair value arising during the period, Before Tax Amount	(15)	6,101	3,744	293	5,578
Reclassification adjustment for net (gains) losses included in net income, Before Tax Amount	(329)	121	(243)
Other Comprehensive Income (Loss), before Tax, Portion Attributable to Parent	(344)	6,222	3,501
Tax Effect
Change in fair value arising during the period, Tax Effect	4	(1,821)	(1,081)	(141)	(1,980)
Reclassification adjustment for net (gains) losses included in net income, Tax Effect	80	(31)	59
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	(84)	1,852	1,022
Net of Tax Amount
Change in fair value arising during the period, Net of Tax Amount	(11)	4,280	2,663	$ 152	$ 3,598
Reclassification adjustment for net (gains) losses included in net income, Net of Tax Amount	(249)	90	(184)
Other comprehensive (loss) income	$ (260)	$ 4,370	$ 2,479